Offsetting of Financial Assets and Financial Liabilities (Information of Offsetting of Financial Assets and Financial Liabilities) (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2022	Mar. 31, 2021
Offsetting Financial Assets And Financial Liabilities [Line Items]
Derivative assets, Gross amounts recognized	[1]	¥ 9,723	¥ 8,625
Derivative assets, Gross amounts offset on the balance sheet	[1]	0	0
Derivative assets, Net amounts presented on the balance sheet	[1],[2]	9,723	8,625	[3]
Derivative assets, Amounts not offset on the balance sheet, Financial instruments	[1],[4],[5]	(7,232)	(6,323)
Derivative assets, Amounts not offset on the balance sheet, Cash collateral	[1],[4]	(891)	(588)
Derivative assets, Net amounts	[1]	1,600	1,714
Receivables under resale agreements, Gross amounts recognized	[1]	12,751	11,623
Receivables under resale agreements, Gross amounts offset on the balance sheet	[1]	0	0
Receivables under resale agreements, Net amounts presented on the balance sheet	[1],[2]	12,751	11,623	[6]
Receivables under resale agreements, Amounts not offset on the balance sheet, Financial instruments	[1],[4],[5]	(11,437)	(10,478)
Receivables under resale agreements, Amounts not offset on the balance sheet, Cash collateral	[1],[4]	0	0
Receivables under resale agreements, Net amounts	[1]	1,314	1,145
Receivables under securities borrowing transactions, Gross amounts recognized	[1]	2,339	2,694
Receivables under securities borrowing transactions, Gross amounts offset on the balance sheet	[1]	0	0
Receivables under securities borrowing transactions, Net amounts presented on the balance sheet	[1],[2]	2,339	2,694	[7]
Receivables under securities borrowing transactions, Amounts not offset on the balance sheet, Financial instruments	[1],[4],[5]	(2,299)	(2,621)
Receivables under securities borrowing transactions, Amounts not offset on the balance sheet, Cash collateral	[1],[4]	0	0
Receivables under securities borrowing transactions, Net amounts	[1]	40	73
Financial assets, Gross amounts recognized, Total	[1]	24,813	22,942
Financial assets, Gross amounts offset on the balance sheet, Total	[1]	0	0
Financial assets, Net amounts presented on the balance sheet, Total	[1],[2]	24,813	22,942
Financial assets, Amounts not offset on the balance sheet, Financial instruments, Total	[1],[4],[5]	(20,968)	(19,422)
Financial assets, Amounts not offset on the balance sheet, Cash collateral, Total	[1],[4]	(891)	(588)
Financial assets, Net amounts, Total	[1]	2,954	2,932
Derivative liabilities, Gross amounts recognized	[1]	9,770	8,252
Derivative liabilities, Gross amounts offset on the balance sheet	[1]	0	0
Derivative liabilities, Net amounts presented on the balance sheet	[1],[2]	9,770	8,252	[3]
Derivative liabilities, Amounts not offset on the balance sheet, Financial instruments	[1],[4],[5]	(6,716)	(6,033)
Derivative liabilities, Amounts not offset on the balance sheet, Cash collateral	[1],[4]	(1,329)	(933)
Derivative liabilities, Net amounts	[1]	1,725	1,286
Payables under repurchase agreements, Gross amounts recognized	[1]	20,070	18,607
Payables under repurchase agreements, Gross amounts offset on the balance sheet	[1]	0	0
Payables under repurchase agreements, Net amounts presented on the balance sheet	[1],[2]	20,070	18,607	[6]
Payables under repurchase agreements, Amounts not offset on the balance sheet, Financial instruments	[1],[4],[5]	(19,366)	(17,979)
Payables under repurchase agreements, Amounts not offset on the balance sheet, Cash collateral	[1],[4]	0	0
Payables under repurchase agreements, Net amounts	[1]	704	628
Payables under securities lending transactions, Gross amounts recognized	[1]	1,361	1,208
Payables under securities lending transactions, Gross amounts offset on the balance sheet	[1]	0	0
Payables under securities lending transactions, Net amounts presented on the balance sheet	[1],[2]	1,361	1,208	[7]
Payables under securities lending transactions, Amounts not offset on the balance sheet, Financial instruments	[1],[4],[5]	(1,164)	(953)
Payables under securities lending transactions, Amounts not offset on the balance sheet, Cash collateral	[1],[4]	0	0
Payables under securities lending transactions, Net amounts	[1]	197	255
Financial liabilities, Gross amounts recognized, Total	[1]	31,201	28,067
Financial liabilities, Gross amounts offset on the balance sheet, Total	[1]	0	0
Financial liabilities, Net amounts presented on the balance sheet, Total	[1],[2]	31,201	28,067
Financial liabilities, Amounts not offset on the balance sheet, Financial instruments, Total	[1],[4],[5]	(27,246)	(24,965)
Financial liabilities, Amounts not offset on the balance sheet, Cash collateral, Total	[1],[4]	(1,329)	(933)
Financial liabilities, Net amounts, Total	[1]	¥ 2,626	¥ 2,169

[1]	Amounts relating to master netting arrangements or similar agreements where the MHFG Group does not have the legal right of set-off or where uncertainty exists as to the enforceability of these agreements are excluded. For derivatives, the table includes amounts relating to over-the-counter (“OTC”) and OTC-cleared derivatives that are subject to enforceable master netting arrangements or similar agreements.
[2]	Derivative assets and liabilities are recorded in Trading account assets and Trading account liabilities, respectively.
[3]	The amounts of derivative assets and liabilities subject to enforceable master netting arrangements or similar agreements were ¥8,168 billion and ¥7,652 billion, respectively, at March 31, 2021, and ¥9,326 billion and ¥9,235 billion, respectively, at March 31, 2022.
[4]	Amounts do not exceed the net amounts presented on the balance sheet and do not include the effect of overcollateralization, where it exists.
[5]	For derivatives, amounts include derivative assets or liabilities and securities collateral that are eligible for offsetting under enforceable master netting arrangements or similar agreements.
[6]	The amounts of Receivables under resale agreements and Payables under repurchase agreements subject to enforceable industry standard master repurchase agreements with netting terms were ¥10,551 billion and ¥18,321 billion, respectively, at March 31, 2021, and ¥11,537 billion and ¥19,505 billion respectively, at March 31, 2022.
[7]	The amounts of Receivables under securities borrowing transactions and Payables under securities lending transactions subject to enforceable industry standard master lending agreements with netting terms were ¥2,694 billion and ¥958 billion, respectively, at March 31, 2021, and ¥2,339 billion and ¥1,172 billion respectively, at March 31, 2022.